NATIONWIDE MUTUAL FUNDS
Nationwide Geneva Mid Cap Growth Fund

Supplement dated July 20, 2017
to the Summary Prospectus dated May 24, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

Effective immediately:

1.	The information under the heading "Portfolio Management – Subadviser" on page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Geneva Capital Management LLC

2.	The table under the heading "Portfolio Management – Portfolio Managers" on page 3 of the Summary Prospectus is deleted in its entirety and replaced with the following:

Portfolio Manager	Title	Length of Service with Fund (and Predecessor Fund)
Amy S. Croen, CFA	Portfolio Manager	Since 1999
William A. Priebe, CFA	Portfolio Manager	Since 1999
William S. Priebe	Portfolio Manager	Since 2006
Jose Munoz, CFA	Portfolio Manager	Since 2017

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE